Related Party Transactions and Balances (Details) - Schedule of Amounts Paid to Key Management - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions and Balances (Details) - Schedule of Amounts Paid to Key Management [Line Items]
Total key management compensation		$ 9,882,909	$ 6,687,982
Consulting [Member]
Related Party Transactions and Balances (Details) - Schedule of Amounts Paid to Key Management [Line Items]
Total key management compensation	[1]	154,529	103,514
Data acquisition [Member]
Related Party Transactions and Balances (Details) - Schedule of Amounts Paid to Key Management [Line Items]
Total key management compensation			55,150
Directors’ fees [Member]
Related Party Transactions and Balances (Details) - Schedule of Amounts Paid to Key Management [Line Items]
Total key management compensation	[2]	185,583	192,604
Staff Costs [Member]
Related Party Transactions and Balances (Details) - Schedule of Amounts Paid to Key Management [Line Items]
Total key management compensation		5,956,285	1,607,211
Stock Option Expense [Member]
Related Party Transactions and Balances (Details) - Schedule of Amounts Paid to Key Management [Line Items]
Total key management compensation		$ 3,586,512	$ 4,729,503

[1]	During the year ended December 31, 2023, the Company incurred communications & community engagement consulting fees of $147,529 (December 31, 2022 - $103,514) according to a contract with Tintina Holdings, Ltd., a company owned and operated by the spouse of the Company’s Executive Chairman. The Company also incurred finance and accounting consulting fees of $7,000 (December 31, 2022 – nil) according to a contract with Hovan Ventures LLC, a company owned and operated by the former CFO for the Company.
[2]	Directors’ Fees are included in staff costs on the consolidated statements of loss and comprehensive loss.